Acquisition of Shenzhen Minheng - Allocation of the purchase price (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amortizable intangible asset
Goodwill			$ 3,735	¥ 25,680	¥ 25,680
Total purchase price comprised of
Fair value of previously held equity interests		¥ 394
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd.
Allocation of the purchase price
Cash	¥ 310
Financing receivables, net of provision of RMB10,450	268,365
Other current assets	18,648
Amortizable intangible asset
Customer database	9,697
Goodwill	25,680
Funding debts	(310,428)
Other current liabilities	(10,878)
Deferred tax assets	2,424
Deferred tax liabilities	(2,424)
Total	1,394
Provision for financing receivables	¥ 10,450
Amortization Years	5 years 6 months
Total purchase price comprised of
Cash consideration paid by parent company	¥ 1,000
Fair value of previously held equity interests	394
Total	¥ 1,394